UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio
The fund's portfolio
2/28/09 (Unaudited)

COMMON STOCKS (85.6%)(a)
	Shares	Value

Aerospace and defense (2.4%)
BAE Systems PLC (United Kingdom)	30,561	$161,857
Boeing Co. (The)	1,100	34,584
Esterline Technologies Corp. (NON)	140	3,548
European Aeronautic Defense and Space Co. (Netherlands)	8,941	131,844
General Dynamics Corp.	2,100	92,022
Heico Corp.	194	4,730
Lockheed Martin Corp.	500	31,555
Moog, Inc. (NON)	195	4,534
Northrop Grumman Corp.	700	26,152
Orbital Sciences Corp. (NON)	358	5,066
Raytheon Co.	3,100	123,907
Teledyne Technologies, Inc. (NON)	313	7,171
United Technologies Corp.	2,500	102,075
		729,045

Agriculture (--%)
Andersons, Inc. (The)	929	11,482
		11,482

Airlines (0.3%)
British Airways PLC (United Kingdom) (NON)	36,354	71,142
Southwest Airlines Co.	4,600	27,094
		98,236

Automotive (0.3%)
Aisin Seiki Co., Ltd. (Japan)	1,200	18,048
Fiat SpA (Italy)	10,607	47,450
Tenneco Automotive, Inc. (NON)	1,253	1,704
Toyota Motor Corp. (Japan)	300	9,558
Valeo SA (France)	1,628	20,336
		97,096

Banking (3.1%)
Allied Irish Banks PLC (Ireland)	11,066	5,800
Astoria Financial Corp.	1,500	10,725
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	1,114	10,104
Bank of America Corp.	10,700	42,265
Bank of Hawaii Corp.	300	9,612
Bank of New York Mellon Corp. (The)	1,500	33,255
Bank of the Ozarks, Inc.	348	7,221
Barclays PLC (United Kingdom)	32,266	42,336
BB&T Corp.	700	11,291
BNP Paribas SA (France)	2,093	68,783
Cathay General Bancorp	176	1,711
Center Financial Corp.	634	1,870
DBS Group Holdings, Ltd. (Singapore)	17,000	85,242
Dexia (Belgium)	9,630	20,465
First Bancorp	316	3,261
First Bancorp Puerto Rico (Puerto Rico)	1,008	4,193
First Midwest Bancorp, Inc.	500	3,760
Flushing Financial Corp.	420	2,579
Governor & Co. Of The Bank Of Ireland (The) (Ireland)	24,046	5,848
Hudson City Bancorp, Inc.	900	9,333
International Bancshares Corp.	505	5,055
KBC Groupe SA (Belgium)	2,029	21,571
Lloyds Banking Group PLC (United Kingdom)	20,553	17,083
Nordea AB (Sweden)	17,502	87,554
Northern Trust Corp.	400	22,220
Old Second Bancorp, Inc.	730	4,446
PNC Financial Services Group	600	16,404
Smithtown Bancorp, Inc.	324	3,622
Southwest Bancorp, Inc.	943	9,241
Sterling Financial Corp.	756	1,036
Suffolk Bancorp	322	8,375
U.S. Bancorp	6,400	91,584
UCBH Holdings, Inc.	1,500	2,400
UniCredito Italiano SpA (Italy)	63,492	81,043
Virginia Commerce Bancorp. (NON)	892	3,559
Wells Fargo & Co.	9,600	116,160
Westpac Banking Corp. (Australia)	5,425	58,130
Wilshire Bancorp, Inc.	554	2,637
WSFS Financial Corp.	157	3,468
		935,242

Basic materials (0.3%)
Ameron International Corp.	154	7,526
Antofagasta PLC (United Kingdom)	10,508	65,997
Ceradyne, Inc. (NON)	148	2,540
Minefinders Corp. (Canada) (NON)	465	2,734

New Gold, Inc. (Canada) (NON)	1,335	2,556
Paladin Energy, Ltd. (Australia) (NON)	1,622	3,123
PV Crystalox Solar PLC (United Kingdom)	2,157	2,628
		87,104

Beverage (1.7%)
Coca-Cola Co. (The)	1,300	53,105
Constellation Brands, Inc. Class A (NON)	2,800	36,540
Heineken Holding NV (Netherlands)	1,041	24,250
Heineken NV (Netherlands)	2,062	55,637
Anheuser-Busch InBev NV (Belgium)	3,109	85,965
Lion Nathan, Ltd. (Australia)	1,786	9,752
Pepsi Bottling Group, Inc. (The)	4,900	90,650
PepsiCo, Inc.	3,000	144,420
		500,319

Biotechnology (1.2%)
Albany Molecular Research, Inc. (NON)	317	2,748
Alexion Pharmaceuticals, Inc. (NON)	110	3,762
American Oriental Bioengineering, Inc. (China) (NON)	1,858	6,856
Amgen, Inc. (NON)	3,700	181,040
CSL, Ltd. (Australia)	357	8,331
Cubist Pharmaceuticals, Inc. (NON)	406	5,769
Enzon Pharmaceuticals, Inc. (NON)	776	4,105
eResearch Technology, Inc. (NON)	598	2,900
Genentech, Inc. (NON)	600	51,330
Gilead Sciences, Inc. (NON)	1,100	49,280
Isis Pharmaceuticals, Inc. (NON)	360	4,630
Martek Biosciences Corp. (NON)	1,052	19,704
Maxygen, Inc. (NON)	667	4,636
Medicines Co. (NON)	399	4,896
Myriad Genetics, Inc. (NON)	234	18,451
NPS Pharmaceuticals, Inc. (NON)	721	3,281
Quidel Corp. (NON)	361	3,985
Viropharma, Inc. (NON)	643	2,668
		378,372

Broadcasting (0.2%)
CTC Media, Inc. (Russia) (NON)	2,000	6,880
Mediaset SpA (Italy)	14,920	66,387
		73,267

Building materials (0.1%)
Geberit International AG (Switzerland)	179	16,123
Lennox International, Inc.	365	9,454
		25,577

Cable television (0.9%)
Comcast Corp. Class A	6,700	87,502
DIRECTV Group, Inc. (The) (NON)	6,400	127,615
DISH Network Corp. Class A (NON)	2,000	22,500
Liberty Global, Inc. Class A (NON)	4,100	50,307
		287,924

Chemicals (2.2%)
Albemarle Corp.	699	13,526
BASF SE (Germany)	633	17,586
CF Industries Holdings, Inc.	1,300	83,629
Dow Chemical Co. (The)	5,200	37,232
FMC Corp.	1,500	60,645
Innophos Holdings, Inc.	319	3,388
Innospec, Inc. (United Kingdom)	669	2,703
Koninklijke DSM NV (Netherlands)	705	16,295
Koppers Holdings, Inc.	457	6,106
Minerals Technologies, Inc.	150	4,488
Monsanto Co.	2,000	152,540
Mosaic Co. (The)	2,200	94,710
OM Group, Inc. (NON)	575	8,913
Potash Corp. of Saskatchewan, Inc. (Canada)	1,000	83,970
Terra Industries, Inc.	2,951	76,106
		661,837

Coal (0.4%)
Alpha Natural Resources, Inc. (NON)	2,204	40,554
Arch Coal, Inc.	157	2,182
Centennial Coal Co., Ltd. (Australia)	1,193	1,314
China Coal Energy Co. (China)	10,000	5,985
China Shenhua Energy Co., Ltd. (China)	6,500	12,531
CONSOL Energy, Inc.	130	3,543
Felix Resources, Ltd. (Australia)	390	1,692
Foundation Coal Holdings, Inc.	98	1,576
Hidili Industry International Development, Ltd. (China)	4,000	983
International Coal Group, Inc. (NON)	519	846
James River Coal Co. (NON)	106	1,165
MacArthur Coal, Ltd. (Australia)	352	549
Massey Energy Co.	3,108	35,897
Patriot Coal Corp. (NON)	118	431
Peabody Energy Corp.	181	4,284

Riversdale Mining, Ltd. (Australia) (NON)	738	1,379
UK Coal PLC (United Kingdom) (NON)	625	960
Yanzhou Coal Mining Co., Ltd. (China)	6,000	3,362
		119,233

Commercial and consumer services (1.0%)
Chemed Corp.	198	7,882
Consolidated Graphics, Inc. (NON)	268	3,615
Deluxe Corp.	542	4,184
Emergency Medical Services Corp. Class A (NON)	243	7,441
Experian Group, Ltd. (Ireland)	2,050	12,170
EZCORP, Inc. Class A (NON)	802	8,245
Guangdong Investment, Ltd. (Hong Kong)	30,000	12,508
Hackett Group Inc. (The) (NON)	1,573	4,027
Healthcare Services Group, Inc.	360	5,533
Hillenbrand, Inc.	504	8,452
ICF International, Inc. (NON)	327	7,845
Landauer, Inc.	344	17,203
Manpower, Inc.	700	19,516
Morningstar, Inc. (NON)	500	13,950
PRG-Schultz International, Inc. (NON)	396	1,489
Stantec, Inc. (Canada) (NON)	483	7,781
Steiner Leisure, Ltd. (Bahamas) (NON)	190	4,790
Swire Pacific, Ltd. (Hong Kong)	9,500	57,903
Thomas Cook Group PLC (United Kingdom)	19,617	59,710
TUI Travel PLC (United Kingdom)	5,110	16,145
Wheelock and Co., Ltd. (Hong Kong)	5,000	8,359
		288,748

Communications equipment (1.2%)
ARRIS Group, Inc. (NON)	2,600	15,912
Cisco Systems, Inc. (NON)	17,043	248,317
Comtech Telecommunications Corp. (NON)	295	11,148
F5 Networks, Inc. (NON)	2,437	48,740
Juniper Networks, Inc. (NON)	956	13,585
Nokia OYJ (Finland)	178	1,679
Qualcomm, Inc.	800	26,744
Syniverse Holdings, Inc. (NON)	336	5,084
		371,209

Computers (5.0%)
3Com Corp. (NON)	3,419	7,556
ANSYS, Inc. (NON)	213	4,296
Apple, Inc. (NON)	3,600	321,516
Avocent Corp. (NON)	869	10,411
Black Box Corp.	273	5,416
Brocade Communications Systems, Inc. (NON)	9,070	25,215
Compuware Corp. (NON)	5,700	33,687
Data Domain, Inc. (NON)	1,164	15,109
Dell, Inc. (NON)	2,000	17,060
EMC Corp. (NON)	15,247	160,094
Fujitsu, Ltd. (Japan)	30,000	101,802
Hewlett-Packard Co.	8,500	246,755
Hitachi, Ltd. (Japan)	19,000	47,008
IBM Corp.	3,700	340,511
Integral Systems, Inc. (NON)	351	3,205
National Instruments Corp.	183	3,153
NCR Corp. (NON)	1,800	14,256
NetApp, Inc. (NON)	4,068	54,674
Netscout Systems, Inc. (NON)	318	4,201
NetSuite, Inc. (NON)	558	5,134
Omniture, Inc. (NON)	1,432	16,268
Quest Software, Inc. (NON)	400	4,520
SPSS, Inc. (NON)	274	6,880
Starent Networks Corp. (NON)	342	5,407
SXC Health Solutions Corp. (Canada) (NON)	290	5,631
Synaptics, Inc. (NON)	199	4,129
TeleCommunication Systems, Inc. Class A (NON)	1,068	8,811
Western Digital Corp. (NON)	2,200	30,052
Wind River Systems, Inc. (NON)	721	5,444
		1,508,201

Conglomerates (1.6%)
3M Co.	3,000	136,380
Ansell, Ltd. (Australia)	2,267	11,882
Bouygues SA (France)	2,368	68,273
Danaher Corp.	218	11,066
General Electric Co.	11,100	94,461
Hutchison Whampoa, Ltd. (Hong Kong)	3,000	15,626
Itochu Corp. (Japan)	10,000	44,643
Marubeni Corp. (Japan)	5,000	15,430
Silex Systems, Ltd. (Australia) (NON)	766	1,740
Vivendi SA (France)	2,451	58,796
Walter Industries, Inc.	887	16,117
		474,414

Construction (0.3%)
Acciona SA (Spain)	162	16,101
Balfour Beatty PLC (United Kingdom)	2,278	10,318

Broadwind Energy, Inc. (NON)	397	1,727
Fletcher Building, Ltd. (New Zealand)	4,188	10,910
Grupo Ferrovial SA (Spain)	583	14,345
Impregilo SpA (Italy) (NON)	4,040	11,245
Insituform Technologies, Inc. (NON)	499	6,078
Layne Christensen Co. (NON)	595	9,681
Matsushita Electric Works, Ltd. (Japan)	2,000	12,094
Perini Corp. (NON)	317	4,856
		97,355

Consumer (0.1%)
Elizabeth Arden, Inc. (NON)	368	2,039
Sony Corp. (Japan)	1,500	24,995
		27,034

Consumer finance (0.1%)
Credit Saison Co., Ltd. (Japan)	400	2,591
Diamond Lease Co., Ltd. (Japan)	110	1,875
Mastercard, Inc. Class A	200	31,606
World Acceptance Corp. (NON)	426	6,245
		42,317

Consumer goods (2.0%)
Alberto-Culver Co.	150	3,321
Chattem, Inc. (NON)	169	10,720
Clorox Co.	1,400	68,040
Colgate-Palmolive Co.	2,000	120,360
Energizer Holdings, Inc. (NON)	1,045	44,089
KAO Corp. (Japan)	4,000	75,796
Prestige Brands Holdings, Inc. (NON)	1,066	5,831
Procter & Gamble Co. (The)	6,100	293,837
		621,994

Consumer services (0.2%)
Bidz.com, Inc. (NON)	666	1,971
Brink's Co. (The)	700	16,709
HLTH Corp. (NON)	917	10,014
Itron, Inc. (NON)	83	3,707
Netflix, Inc. (NON)	208	7,517
WebMD Health Corp. Class A (NON)	421	9,759
		49,677

Containers (--%)
Silgan Holdings, Inc.	270	13,246
		13,246

Distribution (0.1%)
Fresh Del Monte Produce, Inc. (Cayman Islands) (NON)	297	5,578
Jardine Cycle & Carriage, Ltd. (Singapore)	1,000	5,655
MWI Veterinary Supply, Inc. (NON)	254	6,406
Spartan Stores, Inc.	916	14,015
Wolseley PLC (United Kingdom)	5,029	12,803
		44,457

Electric utilities (3.2%)
A2A SpA (Italy)	21,378	30,686
Alliant Energy Corp.	2,200	50,886
BKW FMB Energie AG (Switzerland)	117	8,448
Central Vermont Public Service Corp.	320	6,592
Chubu Electric Power, Inc. (Japan)	1,700	41,873
DPL, Inc.	463	9,306
Edison International	6,500	176,930
El Paso Electric Co. (NON)	359	5,073
Electricite de France (France)	206	8,058
Enel SpA (Italy)	5,777	28,760
Energias de Portugal (EDP) SA (Portugal)	5,997	19,065
Entergy Corp.	139	9,367
Exelon Corp.	250	11,805
FirstEnergy Corp.	2,000	85,120
FPL Group, Inc.	369	16,727
Hokkaido Electric Power Co., Inc. (Japan)	400	8,441
Hokuriku Electric Power Co. (Japan)	300	7,951
Huaneng Power International, Inc. (China)	18,000	11,647
Kansai Electric Power, Inc. (Japan)	500	11,981
Kyushu Electric Power Co., Inc. (Japan)	500	11,793
National Grid PLC (United Kingdom)	1,621	14,478
Northwestern Corp.	411	8,421
OGE Energy Corp.	900	19,728
PG&E Corp.	2,900	110,838
Portland General Electric Co.	419	6,880
Public Power Corp. SA (Greece)	2,808	42,634
Public Service Enterprise Group, Inc.	500	13,645
Shikoku Electric Power Co., Inc. (Japan)	300	9,101
Terna SPA (Italy)	15,488	48,229
Tokyo Electric Power Co. (Japan)	5,200	146,399
TransAlta Corp. (Canada)	166	2,755
		983,617

Electrical equipment (0.5%)
American Science & Engineering, Inc.	70	4,248
Capstone Turbine Corp. (NON)	6,141	3,316
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	8,000	10,286
Emerson Electric Co.	2,200	58,850
GrafTech International, Ltd. (NON)	422	2,384
Mitsubishi Electric Corp. (Japan)	4,000	15,787
Prysmian SpA (Italy)	4,111	33,886
Solon AG Fuer Solartechnik (Germany) (NON)	96	844
Sunpower Corp. Class A (NON)	201	5,606
Vestas Wind Systems A/S (Denmark) (NON)	274	12,001
WESCO International, Inc. (NON)	481	7,985
		155,193

Electronics (2.2%)
Advanced Battery Technologies, Inc. (NON)	1,351	2,864
Avnet, Inc. (NON)	1,700	29,359
Badger Meter, Inc.	283	7,103
BYD Co., Ltd. (China)	5,500	10,617
China BAK Battery, Inc. (China) (NON)	1,500	2,100
Energy Conversion Devices, Inc. (NON)	146	3,202
EnerSys (NON)	850	9,112
FEI Co. (NON)	3,042	43,531
Greatbatch, Inc. (NON)	540	10,519
GS Yuasa Corp. (Japan)	4,000	16,344
Integrated Device Technology, Inc. (NON)	978	4,381
Intel Corp.	20,300	258,622
IXYS Corp.	1,208	10,183
MEMC Electronic Materials, Inc. (NON)	3,134	47,041
National Semiconductor Corp.	6,200	67,580
NVIDIA Corp. (NON)	1,800	14,904
OSI Systems, Inc. (NON)	350	5,530
QLogic Corp. (NON)	2,600	23,972
Renesola, Ltd. ADR (China) (NON)	400	968
Roth & Rau AG (Germany) (NON)	114	1,676
Saft Groupe SA (France) (NON)	224	5,160
Synopsys, Inc. (NON)	766	14,271
Texas Instruments, Inc.	3,500	50,225
TTM Technologies, Inc. (NON)	1,742	8,031
Ultralife Batteries, Inc. (NON)	691	5,093
Valence Technology, Inc. (NON)	1,866	3,079
Watts Water Technologies, Inc. Class A	472	8,010
Xilinx, Inc.	1,100	19,448
		682,925

Energy (oil field) (1.3%)
Basic Energy Services, Inc. (NON)	751	4,739
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	4,468	48,930
Core Laboratories NV (Netherlands)	131	9,877
Dresser-Rand Group, Inc. (NON)	4,000	84,040
ENSCO International, Inc.	1,600	39,328
Halliburton Co.	500	8,155
ION Geophysical Corp. (NON)	1,324	1,417
Key Energy Services, Inc. (NON)	931	2,486
Noble Corp.	1,200	29,508
Tidewater, Inc.	4,400	155,408
Trico Marine Services, Inc. (NON)	394	1,288
Willbros Group, Inc. (Panama)	397	2,850
		388,026

Energy (other) (0.4%)
Areva SA (France)	6	2,576
Aventine Renewable Energy Holdings, Inc. (NON)	1,865	410
Ballard Power Systems, Inc. (Canada) (NON)	1,925	2,098
Canadian Solar, Inc. (China) (NON)	200	718
China Sunergy Co., Ltd. ADR (China) (NON)	400	696
Covanta Holding Corp. (NON)	563	8,574
EDP Renovaveis SA (Spain) (NON)	1,271	9,369
Evergreen Energy, Inc. (NON)	3,437	2,684
Evergreen Solar, Inc. (NON)	893	1,089
First Solar, Inc. (NON)	462	48,852
FuelCell Energy, Inc. (NON)	1,929	5,324
Gamesa Corp Tecnologica SA (Spain)	523	6,984
GT Solar International, Inc. (NON)	395	1,687
Gushan Environmental Energy, Ltd. ADR (China)	2,000	2,600
Headwaters, Inc. (NON)	1,760	3,485
Iberdrola Renovables SA (Spain) (NON)	3,107	12,654
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,000	2,030
LDK Solar Co., Ltd. ADR (China) (NON)	300	1,536
Q-Cells AG (Germany) (NON)	161	2,675
Renewable Energy Corp. AS (Norway) (NON)	700	4,810
Solar Millennium AG (Germany) (NON)	146	1,331
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	400	1,196
Solaria Energia y Medio Ambiente SA (Spain) (NON)	533	1,225
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	300	1,827
Theolia SA (France) (NON)	618	1,092
Trina Solar, Ltd. ADR (China) (NON)	200	1,308
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	600	2,334

		131,164

Engineering and construction (0.3%)
Aecom Technology Corp. (NON)	638	15,650
EMCOR Group, Inc. (NON)	676	10,417
Fluor Corp.	1,000	33,250
Jacobs Engineering Group, Inc. (NON)	800	26,992
		86,309

Entertainment (0.2%)
Dreamworks Animation SKG, Inc. Class A (NON)	335	6,462
Matsushita Electric Industrial Co., Ltd. (Japan)	4,000	46,232
National CineMedia, Inc.	500	5,500
		58,194

Environmental (0.3%)
Bio-Treat Technology, Ltd. (China) (NON)	30,000	769
Clean Harbors, Inc. (NON)	173	8,404
Energy Recovery, Inc. (NON)	1,086	6,853
Epure International, Ltd. (China)	3,000	523
Foster Wheeler AG (NON)	1,500	22,560
Fuel Tech, Inc. (NON)	1,103	10,192
Hyflux, Ltd. (Singapore)	3,000	2,892
Kurita Water Industries, Ltd. (Japan)	300	5,048
Met-Pro Corp.	171	1,238
Nalco Holding Co.	563	6,401
Tetra Tech, Inc. (NON)	821	18,390
		83,270

Financial (0.9%)
Citigroup, Inc.	17,000	25,500
Deutsche Bank AG (Germany)	190	4,947
JPMorgan Chase & Co.	10,500	239,925
ORIX Corp. (Japan)	490	9,841
		280,213

Food (2.1%)
Archer Daniels Midland Co.	3,800	101,308
Aryzta AG (Switzerland) (NON)	407	9,195
Bunge, Ltd.	1,300	60,944
Cal-Maine Foods, Inc.	140	3,119
Campbell Soup Co.	1,600	42,832
Colruyt SA (Belgium)	67	15,297
Corn Products International, Inc.	1,500	30,255
Cosan, Ltd. Class A (Brazil) (NON)	3,297	11,045
Dean Foods Co. (NON)	2,900	59,305
General Mills, Inc.	500	26,240
Kellogg Co.	700	27,244
Kerry Group PLC Class A (Ireland)	1,618	34,461
Kraft Foods, Inc. Class A	2,900	66,062
Nestle SA (Switzerland)	194	6,352
Sara Lee Corp.	2,900	22,359
Suedzucker AG (Germany)	2,518	43,497
SunOpta, Inc. (Canada) (NON)	1,432	1,604
Toyo Suisan Kaisha, Ltd. (Japan)	3,000	70,811
		631,930

Forest products and packaging (0.6%)
Amcor, Ltd. (Australia)	16,275	45,866
Aracruz Celulose SA ADR (Brazil)	184	1,312
Canfor Corp. (Canada) (NON)	856	3,770
China Grand Forestry Green Resources Group, Ltd. (Hong
Kong) (NON)	54,000	2,045
Clearwater Paper Corp. (NON)	49	484
Deltic Timber Corp.	96	3,005
Grief, Inc. Class A	148	4,551
Grupo Empresarial Ence SA (Spain)	837	1,949
Gunns, Ltd. (Australia)	2,734	1,214
Hokuetsu Paper Mills, Ltd. (Japan)	1,000	3,634
Holmen AB Class B (Sweden)	246	4,100
International Paper Co.	624	3,551
MeadWestvaco Corp.	443	4,138
OJI Paper Co., Ltd. (Japan)	2,000	7,378
Packaging Corp. of America	1,496	15,843
Plum Creek Timber Company, Inc. (R)	292	7,659
Portucel Empresa Produtora de Pasta e Papel SA
(Portugal)	2,991	5,549
Potlatch Corp. (R)	173	3,939
Rayonier, Inc.	233	6,198
Sappi, Ltd. ADR (South Africa)	700	1,400
Sino-Forest Corp. (Canada) (NON)	518	3,469
Sonoco Products Co.	308	5,935
Stora Enso OYJ Class R (Finland)	1,072	4,488
Sumitomo Forestry Co., Ltd. (Japan)	900	5,271
Svenska Cellulosa AB Class B (Sweden)	782	5,099
Timberwest Forest Corp. (Unit) (Canada)	514	1,178
UPM-Kymmene OYJ (Finland)	646	4,578
Votorantim Celulose e Papel SA ADR (Brazil)	443	2,118
Wausau Paper Corp.	616	3,419

West Fraser Timber Co., Ltd. (Canada)	181	3,884
Weyerhaeuser Co.	295	7,127
		174,151

Gaming and lottery (0.2%)
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2,074	53,530
		53,530

Health-care services (1.5%)
Aetna, Inc.	2,000	47,740
Allscripts-Misys Healthcare Solutions, Inc.	3,483	30,302
Alnylam Pharmaceuticals, Inc. (NON)	352	6,491
Amedisys, Inc. (NON)	225	7,360
AMERIGROUP Corp. (NON)	259	6,418
AMN Healthcare Services, Inc. (NON)	509	3,314
athenahealth, Inc. (NON)	600	15,288
Centene Corp. (NON)	379	6,435
Cerner Corp. (NON)	370	13,542
CIGNA Corp.	2,900	45,704
Computer Programs & Systems, Inc.	248	6,634
Coventry Health Care, Inc. (NON)	3,100	35,712
Eclipsys Corp. (NON)	833	6,639
Express Scripts, Inc. (NON)	800	40,240
Humana, Inc. (NON)	1,400	33,138
LHC Group, Inc. (NON)	190	3,787
Magellan Health Services, Inc. (NON)	133	4,410
McKesson Corp.	330	13,537
Omega Healthcare Investors, Inc. (R)	582	7,642
Onyx Pharmaceuticals, Inc. (NON)	125	3,749
Quality Systems, Inc.	833	32,245
United Therapeutics Corp. (NON)	119	7,986
UnitedHealth Group, Inc.	2,100	41,265
WellPoint, Inc. (NON)	1,300	44,096
		463,674

Homebuilding (0.1%)
M.D.C. Holdings, Inc.	900	22,707
		22,707

Insurance (2.1%)
Allianz SE (Germany)	174	11,804
Allied World Assurance Company Holdings, Ltd. (Bermuda)	203	7,797
American Equity Investment Life Holding Co.	1,372	5,268
American Financial Group, Inc.	4,000	62,240
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	262	2,691
Amerisafe, Inc. (NON)	688	9,976
Arch Capital Group, Ltd. (Bermuda) (NON)	1,000	54,000
Aspen Insurance Holdings, Ltd. (Bermuda)	321	6,995
Assured Guaranty, Ltd. (Bermuda)	464	2,051
Chubb Corp. (The)	2,600	101,504
Conseco, Inc. (NON)	2,694	3,260
Corporacion Mapfre SA (Spain)	17,368	35,617
Hallmark Financial Services, Inc. (NON)	690	4,727
ING Groep NV (Netherlands)	2,898	13,347
IPC Holdings, Ltd. (Bermuda)	185	4,701
Loews Corp.	800	15,880
Meadowbrook Insurance Group, Inc.	500	2,880
Navigators Group, Inc. (NON)	149	7,782
Old Mutual PLC (United Kingdom)	40,501	23,844
Pico Holdings, Inc. (NON)	442	9,653
Platinum Underwriters Holdings, Ltd. (Bermuda)	321	9,001
PMA Capital Corp. Class A (NON)	983	5,053
QBE Insurance Group, Ltd. (Australia)	677	8,194
Safety Insurance Group, Inc.	146	4,565
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	1,532	17,803
SeaBright Insurance Holdings, Inc. (NON)	839	8,155
Travelers Cos., Inc. (The)	1,500	54,225
Validus Holdings, Ltd. (Bermuda)	394	9,432
W.R. Berkley Corp.	2,900	60,349
Zurich Financial Services AG (Switzerland)	574	81,631
		644,425

Investment banking/Brokerage (2.1%)
3i Group PLC (United Kingdom)	8,954	25,449
Charles Schwab Corp. (The)	2,300	29,233
Eurazeo (France)	511	11,970
Goldman Sachs Group, Inc. (The)	2,800	255,023
Harris & Harris Group, Inc. (NON)	2,980	9,357
Interactive Brokers Group, Inc. Class A (NON)	320	4,496
Investment Technology Group, Inc. (NON)	1,773	34,520
Investor AB Class B (Sweden)	7,123	80,983
Janus Capital Group, Inc.	4,900	21,609
Knight Capital Group, Inc. Class A (NON)	635	11,170
Macquarie Bank, Ltd. (Australia)	325	3,474
Morgan Stanley	1,700	33,218
Nationale A Portefeuille (Belgium)	204	8,537
optionsXpress Holdings, Inc.	273	2,695

Penson Worldwide, Inc. (NON)	939	4,507
State Street Corp.	3,700	93,499
SWS Group, Inc.	660	8,956
TradeStation Group, Inc. (NON)	1,118	5,970
UBS AG (Switzerland)	554	5,214
Uranium Participation Corp. (Canada) (NON)	599	2,855
		652,735

Machinery (1.1%)
AGCO Corp. (NON)	2,400	41,136
Applied Industrial Technologies, Inc.	779	12,557
Bucyrus International, Inc. Class A	131	1,627
Caterpillar, Inc.	900	22,149
Chart Industries, Inc. (NON)	1,026	6,587
CLARCOR, Inc.	194	5,114
Columbus McKinnon Corp. (NON)	442	3,876
Cummins, Inc.	1,600	33,280
Deere (John) & Co.	1,500	41,235
Ebara Corp. (Japan)	4,000	6,808
Franklin Electric Co., Inc.	211	4,642
Gardner Denver, Inc. (NON)	375	7,095
GLV, Inc. Class A (Canada) (NON)	593	2,803
Gorman-Rupp Co. (The)	321	5,678
Joy Global, Inc.	2,355	41,118
Lindsay Corp.	186	4,511
MAN AG (Germany)	62	2,517
Manitowoc Co., Inc. (The)	4,100	16,810
Organo Corp. (Japan)	1,000	5,498
Parker-Hannifin Corp.	500	16,685
Raser Technologies, Inc. (NON)	872	2,869
Spirax-Sarco Engineering PLC (United Kingdom)	661	7,577
Tanfield Group PLC (United Kingdom) (NON)	8,685	1,040
Terex Corp. (NON)	3,700	33,004
		326,216

Manufacturing (0.4%)
Acuity Brands, Inc.	261	5,982
Exide Technologies (NON)	3,301	10,761
Federal Signal Corp.	758	4,791
Flowserve Corp.	700	35,329
General Cable Corp. (NON)	371	5,725
ITT Corp.	255	9,524
John Bean Technologies Corp.	389	3,769
Mueller Water Products, Inc. Class A	1,712	3,681
Pentair, Inc.	530	11,061
Roper Industries, Inc.	297	12,281
Tomkins PLC (United Kingdom)	4,079	6,566
Valmont Industries, Inc.	179	7,797
		117,267

Media (0.7%)
Dolby Laboratories, Inc. Class A (NON)	1,100	30,855
Time Warner, Inc.	16,200	123,606
Walt Disney Co. (The)	2,900	48,633
		203,094

Medical technology (2.6%)
Alliance Imaging, Inc. (NON)	1,080	8,856
Baxter International, Inc.	1,300	66,183
Becton, Dickinson and Co.	2,200	136,157
Boston Scientific Corp. (NON)	10,500	73,710
Cantel Medical Corp. (NON)	330	4,118
China Medical Technologies, Inc. ADR (China)	473	6,163
Cutera, Inc. (NON)	1,600	10,192
Gen-Probe, Inc. (NON)	1,414	57,366
Haemonetics Corp. (NON)	133	7,100
Luminex Corp. (NON)	611	10,143
Medtronic, Inc.	3,700	109,483
Merit Medical Systems, Inc. (NON)	334	3,721
Millipore Corp. (NON)	143	7,874
Pall Corp.	287	6,822
PetMed Express, Inc. (NON)	525	7,235
Somanetics Corp. (NON)	331	4,035
St. Jude Medical, Inc. (NON)	3,000	99,480
Steris Corp.	511	11,784
Techne Corp.	193	9,428
Varian Medical Systems, Inc. (NON)	2,600	79,326
Waters Corp. (NON)	2,300	81,006
Zoll Medical Corp. (NON)	212	2,915
		803,097

Metal fabricators (--%)
USEC, Inc. (NON)	980	4,929
		4,929

Metals (2.1%)
Abengoa SA (Spain)	1,111	14,502
Agnico-Eagle Mines, Ltd. (Canada)	130	6,482
AK Steel Holding Corp.	315	1,947

AngloGold Ashanti, Ltd. ADR (South Africa)	143	4,266
ArcelorMittal (Luxembourg)	6,248	122,303
Aurizon Mines, Ltd. (Canada) (NON)	2,935	11,564
Barrick Gold Corp. (Canada)	286	8,637
BlueScope Steel, Ltd. (Australia)	12,050	16,994
Cameco Corp. (Canada)	407	5,934
Century Aluminum Co. (NON)	470	1,043
Cia de Minas Buenaventura SA ADR (Peru)	205	3,948
Cliffs Natural Resources, Inc.	2,422	37,371
Coeur d'Alene Mines Corp. (NON)	5,093	3,871
Crystallex International Corp. (Canada) (NON)	3,602	1,009
Denison Mines Corp. (Canada) (NON)	939	999
Eldorado Gold Corp. (Canada) (NON)	522	4,307
Energy Resources of Australia, Ltd. (Australia)	345	4,025
Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	60,840
Gammon Gold, Inc. (Canada) (NON)	471	3,655
Gold Fields, Ltd. ADR (South Africa)	221	2,250
Goldcorp, Inc. (Toronto Exchange) (Canada)	316	9,139
Golden Star Resources, Ltd. (NON)	1,435	2,196
Great Basin Gold, Ltd. (Canada) (NON)	1,675	2,312
Harmony Gold Mining Co., Ltd. ADR (South Africa) (NON)	273	3,271
Hecla Mining Co. (NON)	2,791	4,242
Iamgold Corp. (Canada)	516	4,169
JFE Holdings, Inc. (Japan)	600	12,890
Kaiser Aluminum Corp.	178	3,923
Kinross Gold Corp. (Canada)	420	6,628
Newmont Mining Corp.	245	10,199
Northgate Minerals Corp. (Canada) (NON)	1,789	2,147
Northwest Pipe Co. (NON)	200	5,450
Oilsands Quest, Inc. (Canada) (NON)	1,286	1,003
PAN American Silver Corp. (Canada) (NON)	231	3,326
Rangold Resources, Ltd. ADR (Jersey)	133	6,049
Royal Gold, Inc.	104	4,208
Schnitzer Steel Industries, Inc. Class A	500	14,320
Seabridge Gold, Inc. (Canada) (NON)	195	3,301
Silver Standard Resources, Inc. (Canada) (NON)	192	2,897
Silver Wheaton Corp. (Canada) (NON)	1,693	11,326
Southern Copper Corp.	7,000	95,970
Uex Corp. (Canada) (NON)	1,320	853
Umicore NV/SA (Belgium)	3,679	55,833
Uranium One, Inc. (Canada) (NON)	1,848	2,810
Voestalpine AG (Austria)	2,257	35,022
Yamana Gold, Inc. (Canada)	729	6,313
		625,744

Natural gas utilities (1.1%)
Energen Corp.	4,300	115,240
Gaz de France SA (France)	641	20,501
Questar Corp.	3,500	100,905
Sempra Energy	1,300	54,041
Southwest Gas Corp.	227	4,424
Toho Gas Co., Ltd. (Japan)	5,000	25,703
		320,814

Office equipment and supplies (0.4%)
Canon, Inc. (Japan)	2,100	52,915
Pitney Bowes, Inc.	2,100	40,509
Steelcase, Inc.	5,900	23,777
		117,201

Oil and gas (9.1%)
BP PLC (United Kingdom)	10,312	65,935
Bronco Energy, Ltd. (Canada) (NON)	470	193
Canadian Oil Sands Trust (Unit) (Canada)	361	5,688
Chevron Corp.	7,900	479,609
Comstock Resources, Inc. (NON)	168	5,112
Connacher Oil and Gas, Ltd. (Canada) (NON)	1,500	874
ConocoPhillips	4,400	164,340
CVR Energy, Inc. (NON)	699	3,299
Devon Energy Corp.	300	13,101
Energy XXI Bermuda, Ltd. (Bermuda)	2,189	766
ENI SpA (Italy)	5,322	105,997
Exxon Mobil Corp.	14,700	998,130
Hess Corp.	600	32,814
Marathon Oil Corp.	8,400	195,468
Mariner Energy, Inc. (NON)	615	5,689
McMoRan Exploration Co. (NON)	360	1,652
Occidental Petroleum Corp.	2,300	119,301
Oil States International, Inc. (NON)	179	2,384
OPTI Canada, Inc. (Canada) (NON)	519	409
Patterson-UTI Energy, Inc.	2,000	17,180
Repsol YPF SA (Spain)	1,049	16,169
Rosetta Resources, Inc. (NON)	608	3,095
Royal Dutch Shell PLC Class A (Netherlands)	1,763	38,723
Royal Dutch Shell PLC Class B (Netherlands)	5,502	116,144
Sasol, Ltd. ADR (South Africa)	345	8,670
StatoilHydro ASA (Norway)	7,000	117,283
Stone Energy Corp. (NON)	321	1,271
Suncor Energy, Inc. (Canada)	392	8,150
Sunoco, Inc.	2,600	86,970

Swift Energy Co. (NON)	284	2,042
Tesoro Corp.	5,200	76,752
Unit Corp. (NON)	1,049	22,417
UTS Energy Corp. (Canada) (NON)	1,830	2,451
Vaalco Energy, Inc. (NON)	957	5,455
Valero Energy Corp.	2,300	44,574
W&T Offshore, Inc.	235	1,892
		2,769,999

Pharmaceuticals (6.1%)
Alkermes, Inc. (NON)	706	7,116
Astellas Pharma, Inc. (Japan)	300	9,935
AstraZeneca PLC (United Kingdom)	4,909	157,063
Bristol-Myers Squibb Co.	7,600	139,916
Cephalon, Inc. (NON)	900	59,031
Depomed, Inc. (NON)	1,790	3,133
Eli Lilly & Co.	2,700	79,326
Emergent Biosolutions, Inc. (NON)	322	6,218
Forest Laboratories, Inc. (NON)	2,700	57,888
GlaxoSmithKline PLC (United Kingdom)	6,723	102,630
Johnson & Johnson	5,800	290,000
King Pharmaceuticals, Inc. (NON)	5,019	36,839
Matrixx Initiatives, Inc. (NON)	250	4,408
Merck & Co., Inc.	7,200	174,240
Mylan, Inc. (NON)	5,900	73,337
Novartis AG (Switzerland)	2,045	74,533
Obagi Medical Products, Inc. (NON)	713	3,622
OSI Pharmaceuticals, Inc. (NON)	199	6,786
Owens & Minor, Inc.	288	9,708
Pain Therapeutics, Inc. (NON)	956	4,331
Perrigo Co.	180	3,616
Pfizer, Inc.	12,400	152,644
Questcor Pharmaceuticals, Inc. (NON)	993	4,826
Santarus, Inc. (NON)	2,435	3,482
Schering-Plough Corp.	3,500	60,865
Sepracor, Inc. (NON)	300	4,494
Taisho Pharmaceutical Co., Ltd. (Japan)	2,000	35,763
Takeda Pharmaceutical Co., Ltd. (Japan)	900	36,273
Valeant Pharmaceuticals International (NON)	797	13,868
Wyeth	6,200	253,083
		1,868,974

Power producers (0.2%)
AES Corp. (The) (NON)	5,800	36,540
International Power PLC (United Kingdom)	5,398	18,318
Mirant Corp. (NON)	400	4,892
Ormat Technologies, Inc.	153	3,931
		63,681

Publishing (0.1%)
Daily Mail and General Trust PLC Class A (United
Kingdom)	2,322	8,258
Marvel Entertainment, Inc. (NON)	597	15,438
Wiley (John) & Sons, Inc. Class A	600	18,834
		42,530

Railroads (0.5%)
Central Japan Railway Co. (Japan)	12	72,442
CSX Corp.	1,600	39,488
Norfolk Southern Corp.	1,700	53,924
		165,854

Real estate (0.7%)
Agree Realty Corp. (R)	313	3,634
Corio NV (Netherlands)	794	31,450
Entertainment Properties Trust (R)	265	3,951
HCP, Inc. (R)	1,700	31,059
Home Properties of NY, Inc. (R)	123	3,264
Inland Real Estate Corp. (R)	581	4,532
Lexington Corporate Properties Trust (R)	848	2,731
LTC Properties, Inc. (R)	632	10,782
National Health Investors, Inc. (R)	435	10,375
Nationwide Health Properties, Inc. (R)	800	16,208
NorthStar Realty Finance Corp. (R)	1,039	2,120
PS Business Parks, Inc. (R)	406	13,966
Ramco-Gershenson Properties (R)	425	2,193
Simon Property Group, Inc. (R)	600	19,860
Universal Health Realty Income Trust (R)	300	9,363
Urstadt Biddle Properties, Inc. Class A (R)	687	8,320
Ventas, Inc. (R)	1,100	23,727
		197,535

Regional Bells (1.9%)
AT&T, Inc.	13,800	328,026
Cincinnati Bell, Inc. (NON)	3,044	5,053
Verizon Communications, Inc.	8,800	251,064
		584,143

Restaurants (1.2%)
AFC Enterprises (NON)	971	4,078
Brinker International, Inc.	458	5,038
CEC Entertainment, Inc. (NON)	407	9,503
Domino's Pizza, Inc. (NON)	547	3,736
McDonald's Corp.	4,300	224,674
Yum! Brands, Inc.	4,000	105,120
		352,149

Retail (4.1%)
Aeropostale, Inc. (NON)	248	5,751
Amazon.com, Inc. (NON)	111	7,192
BJ's Wholesale Club, Inc. (NON)	1,906	56,951
Buckle, Inc. (The)	739	17,536
Casey's General Stores, Inc.	288	5,734
Charlotte Russe Holding, Inc. (NON)	469	2,467
Deckers Outdoor Corp. (NON)	125	5,159
Dollar Tree, Inc. (NON)	1,700	65,994
Dress Barn, Inc. (NON)	691	6,855
Foot Locker, Inc.	3,900	32,409
Gap, Inc. (The)	1,700	18,343
Genesco, Inc. (NON)	413	5,906
Herbalife, Ltd. (Cayman Islands)	1,736	23,679
Home Depot, Inc. (The)	900	18,801
Home Retail Group PLC (United Kingdom)	2,020	6,125
Jos. A. Bank Clothiers, Inc. (NON)	184	4,158
Koninklijke Ahold NV (Netherlands)	7,556	84,806
Kroger Co.	5,600	115,752
Lowe's Cos., Inc.	1,100	17,424
Nash Finch Co.	621	21,636
Next PLC (United Kingdom)	2,902	48,404
RadioShack Corp.	2,700	19,791
Rent-A-Center, Inc. (NON)	532	9,321
Safeway, Inc.	7,600	140,600
Staples, Inc.	1,900	30,305
Steven Madden, Ltd. (NON)	507	8,224
TJX Cos., Inc. (The)	1,800	40,086
Toro Co. (The)	1,182	25,850
Tractor Supply Co. (NON)	100	3,124
Wal-Mart Stores, Inc.	5,400	265,895
Wolverine World Wide, Inc.	501	7,595
Woolworths, Ltd. (Australia)	7,400	123,417
		1,245,290

Schools (0.3%)
DeVry, Inc.	400	20,780
ITT Educational Services, Inc. (NON)	462	52,437
Strayer Education, Inc.	24	4,074
		77,291

Semiconductor (0.1%)
Atmel Corp. (NON)	1,492	5,326
Micrel, Inc.	891	5,925
Veeco Instruments, Inc. (NON)	3,298	14,049
		25,300

Shipping (0.2%)
Kirby Corp. (NON)	500	11,020
Knightsbridge Tankers, Ltd. (Bermuda)	324	4,267
Ryder System, Inc.	1,800	41,148
Wabtec Corp.	279	7,466
		63,901

Software (3.7%)
Adobe Systems, Inc. (NON)	3,884	64,863
Advent Software, Inc. (NON)	193	5,257
Akamai Technologies, Inc. (NON)	1,139	20,605
Blackboard, Inc. (NON)	222	6,092
BMC Software, Inc. (NON)	3,900	115,557
Citrix Systems, Inc. (NON)	825	16,979
Concur Technologies, Inc. (NON)	564	11,838
JDA Software Group, Inc. (NON)	474	4,598
MedAssets, Inc. (NON)	533	7,878
Microsoft Corp.	24,800	400,520
MicroStrategy, Inc. (NON)	95	3,470
NTT Data Corp. (Japan)	35	86,904
Omnicell, Inc. (NON)	751	5,392
Oracle Corp. (NON)	10,100	156,953
Parametric Technology Corp. (NON)	1,187	9,662
Red Hat, Inc. (NON)	900	12,321
Sybase, Inc. (NON)	738	20,059
Symantec Corp. (NON)	7,700	106,491
Take-Two Interactive Software, Inc. (NON)	735	4,550
TIBCO Software, Inc. (NON)	795	3,840
VMware, Inc. Class A (NON)	3,170	65,809
		1,129,638

Staffing (0.1%)

Robert Half International, Inc.	2,400	36,888
		36,888

Technology (--%)
Solarworld AG (Germany)	203	3,547
		3,547

Technology services (1.2%)
3PAR, Inc. (NON)	926	6,260
Accenture, Ltd. Class A (Bermuda)	200	5,838
Acxiom Corp.	921	7,626
CSG Systems International, Inc. (NON)	1,397	18,887
eBay, Inc. (NON)	2,600	28,262
Expedia, Inc. (NON)	3,200	25,504
FactSet Research Systems, Inc.	138	5,319
Google, Inc. Class A (NON)	218	73,682
i2 Technologies, Inc. (NON)	600	4,489
IHS, Inc. Class A (NON)	600	24,438
Perot Systems Corp. Class A (NON)	539	6,134
SAIC, Inc. (NON)	3,000	56,730
Salesforce.com, Inc. (NON)	580	16,240
Sohu.com, Inc. (China) (NON)	1,238	61,157
SonicWall, Inc. (NON)	2,479	10,957
Sykes Enterprises, Inc. (NON)	451	7,198
United Online, Inc.	572	2,666
		361,387

Telecommunications (1.6%)
Airvana, Inc. (NON)	732	3,960
Applied Signal Technology, Inc.	235	4,493
Carphone Warehouse Group PLC (The) (United Kingdom)	14,372	21,808
CenturyTel, Inc.	1,400	36,862
Earthlink, Inc. (NON)	930	5,859
Embarq Corp.	1,000	34,970
France Telecom SA (France)	6,600	149,105
GeoEye, Inc. (NON)	238	5,379
InterDigital, Inc. (NON)	170	4,995
j2 Global Communications, Inc. (NON)	318	5,956
KDDI Corp. (Japan)	24	124,946
NeuStar, Inc. Class A (NON)	648	10,038
Nice Systems, Ltd. ADR (Israel) (NON)	338	7,132
NII Holdings, Inc. (NON)	2,800	35,868
Novatel Wireless, Inc. (NON)	501	2,735
NTELOS Holdings Corp.	316	6,058
Premiere Global Services, Inc. (NON)	798	6,671
Telefonica SA (Spain)	1,417	26,428
Telekom Austria AG (Austria)	491	6,447
		499,710

Telephone (0.6%)
Atlantic Tele-Network, Inc.	365	7,610
Belgacom SA (Belgium)	423	13,891
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	3,100	132,602
Telephone and Data Systems, Inc.	600	17,700
		171,803

Textiles (0.5%)
Coach, Inc. (NON)	8,700	121,626
Gymboree Corp. (The) (NON)	325	8,359
Perry Ellis International, Inc. (NON)	476	2,256
Phillips-Van Heusen Corp.	534	8,848
True Religion Apparel, Inc. (NON)	365	3,730
Warnaco Group, Inc. (The) (NON)	520	11,258
		156,077

Tire and rubber (0.2%)
Bridgestone Corp. (Japan)	5,500	73,981
		73,981

Tobacco (0.9%)
Altria Group, Inc.	4,400	67,936
Philip Morris International, Inc.	4,500	150,614
Reynolds American, Inc.	500	16,790
Swedish Match AB (Sweden)	2,771	36,363
		271,703

Toys (0.3%)
Hasbro, Inc.	2,300	52,647
Jakks Pacific, Inc. (NON)	424	5,372
Mattel, Inc.	2,100	24,864
		82,883

Transportation services (0.4%)
ComfortDelgro Corp., Ltd. (Singapore)	19,000	15,952
FedEx Corp.	2,000	86,420
National Express Group PLC (United Kingdom)	1,406	4,700
		107,072

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden)	1,700	25,296
Fuel Systems Solutions, Inc. (NON)	100	1,981
GUD Holdings, Ltd. (Australia)	489	1,581
		28,858

Utilities and power (0.1%)
Babcock & Brown Wind Partners (Australia)	9,609	5,489
EDF Energies Nouvelles SA (France)	404	14,071
		19,560

Waste Management (0.1%)
American Ecology Corp.	353	5,542
Calgon Carbon Corp. (NON)	396	5,801
Darling International, Inc. (NON)	823	3,564
EnergySolutions, Inc.	171	1,103
		16,010

Water Utilities (0.2%)
American States Water Co.	180	6,039
Aqua America, Inc.	521	9,586
California Water Service Group	172	6,753
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	378	7,530
Consolidated Water Co., Inc. (Cayman Islands)	200	1,730
Fersa Energias Renovables SA (Spain)	1,747	4,312
Severn Trent PLC (United Kingdom)	589	9,135
SJW Corp.	199	4,587
Southwest Water Co.	398	1,906
Veolia Environnement (France)	602	13,048
		64,626

Total common stocks (cost $29,008,504)		$26,034,201

INVESTMENT COMPANIES (3.9%)(a)
	Shares	Value

iShares MSCI EAFE Index Fund	1,055	$36,587
iShares Russell 2000 Growth Index Fund	1,221	51,697
iShares Russell 2000 Value Index Fund	1,277	46,611
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	11,796	872,077
S&P Midcap 400 Index Depository Receipts (MidCap SPDR
Trust Series 1)	1,000	82,180
SPDR KBW Bank ETF	7,500	91,350

Total investment companies (cost $1,286,651)		$1,180,502

SHORT-TERM INVESTMENTS (10.8%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	2,993,176	$2,993,176
U.S. Treasury Bills for an effective yield of 0.47%,
maturity date of November 19, 2009 (SEG)	$285,000	283,698

Total short-term investments (cost $3,277,198)		$3,276,874

TOTAL INVESTMENTS

Total investments (cost $33,572,353)(b)		$30,491,577

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/09 (aggregate face value $5,834,126) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$710,117	$702,473	3/18/09	$7,644
Brazilian Real	76,762	77,802	3/18/09	(1,040)
British Pound	851,862	860,795	3/18/09	(8,933)
Canadian Dollar	450,290	460,366	3/18/09	(10,076)
Chilean Peso	100,976	97,377	3/18/09	3,599
Euro	480,489	485,601	3/18/09	(5,112)
Hong Kong Dollar	341,405	341,536	3/18/09	(131)
Japanese Yen	1,423,086	1,544,462	3/18/09	(121,376)
Mexican Peso	105,074	111,270	3/18/09	(6,196)
Norwegian Krone	400,040	405,833	3/18/09	(5,793)
Polish Zloty	574	598	3/18/09	(24)
Swedish Krona	366,716	401,713	3/18/09	(34,997)
Swiss Franc	337,133	344,300	3/18/09	(7,167)

Total				$(189,602)

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/09 (aggregate face value $5,956,258) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$386,654	$381,240	3/18/09	$(5,414)
British Pound	701,247	703,818	3/18/09	2,571
Canadian Dollar	1,183,941	1,205,078	3/18/09	21,137
Chilean Peso	19,063	18,063	3/18/09	(1,000)
Czech Koruna	61,504	61,558	3/18/09	54
Euro	1,501,383	1,532,085	3/18/09	30,702
Hungarian Forint	17,411	17,737	3/18/09	326
Japanese Yen	521,539	554,544	3/18/09	33,005
Mexican Peso	15,919	16,841	3/18/09	922
New Zealand Dollar	62,571	64,391	3/18/09	1,820
Norwegian Krone	567,613	583,113	3/18/09	15,500
Singapore Dollar	17,658	18,192	3/18/09	534
South African Rand	45,814	45,448	3/18/09	(366)
South Korean Won	33,162	36,592	3/18/09	3,430
Swedish Krona	506,716	530,276	3/18/09	23,560
Swiss Franc	83,491	83,707	3/18/09	216
Taiwan Dollar	82,567	85,218	3/18/09	2,651
Turkish Lira (New)	17,841	18,357	3/18/09	516

Total				$130,164

FUTURES CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Short)	4	$100,298	Mar-09	$12,734
Hang Seng Index (Short)	1	81,870	Mar-09	202
OMXS 30 Index (Long)	22	156,725	Mar-09	(4,542)
Russell 2000 Index Mini (Long)	4	157,000	Mar-09	(21,768)
S&P 500 Index E-Mini (Short)	1	36,713	Mar-09	4,432
S&P Mid Cap 400 Index E-Mini (Short)	2	89,780	Mar-09	9,316
S&P/Toronto Stock Exchange 60 Index (Long)	2	154,026	Mar-09	(8,276)
SPI 200 Index (Long)	8	426,371	Mar-09	(22,376)
Tokyo Price Index (Short)	5	389,235	Mar-09	5,344

Total				$(24,934)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	depreciation

Citibank, N.A.
	$10,690	$(1,984,930)	1/28/10	(1 month USD-	MSCI Daily Total	$(47,713)
				LIBOR-BBA plus	Return Net
				105 bp)	Emerging Markets
USD Index

Total						$(47,713)

NOTES

(a) Percentages indicated are based on net assets of $30,398,763.

(b) The aggregate identified cost on a tax basis is $33,572,353, resulting in gross unrealized appreciation and depreciation of $429,724 and $3,510,500, respectively, or net unrealized depreciation of $3,080,776.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2009.

(R) Real Estate Investment Trust.

At February 28, 2009, liquid assets totaling $106,900 have been designated as collateral for open swap contracts and forward contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At February 28, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master Agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long and short term ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$24,345,662	$(24,934)

Level 2	6,145,915	(59,438)

Level 3	--	--

Total	$30,491,577	$(84,372)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

The following is a summary of the market values of derivative instruments as of February 28, 2009:

Fair Values of Derivative Instruments as of February 28, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Fair value

Foreign exchange contracts	$153,478	$212,916

Equity contracts	32,028	104,675

Total	$185,506	$317,591

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009